Short Sales and Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Schedule of derivative financial instruments
The following table summarizes the company’s derivative financial instruments:

	December 31, 2019				December 31, 2018
	Notional amount	Cost	Fair value		Notional amount	Cost	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	369.8	—	—	84.6	414.4	—	22.3	13.4
Equity total return swaps – long positions	406.3	—	11.1	3.0	390.3	—	4.8	51.7
Equity warrants and call options(1)	528.1	114.8	200.3	—	652.9	123.7	79.8	—
Equity warrant forward contracts(2)	—	—	—	—	316.6	—	38.4	—
CPI-linked derivative contracts	99,804.7	614.9	6.7	—	114,426.4	668.9	24.9	—
U.S. treasury bond forward contracts	846.5	—	3.9	1.7	471.9	—	—	30.4
Foreign currency forward and swap contracts(3)	—	1.8	55.3	114.5	—	—	71.3	53.7
Foreign currency options	—	102.7	8.2	—	—	48.3	44.9	—
Other derivative contracts(2)	—	3.4	2.5	2.1	—	—	21.0	0.3
Total			288.0	205.9			307.4	149.5

(1)	Includes the company's investment in Seaspan $8.05 warrants with a fair value at December 31, 2019 of $164.8 (December 31, 2018 - $47.3). See note 6.

(2)	Includes the forward commitment to invest in Seaspan Tranche 2 debentures and warrants at December 31, 2018. See note 6.

(3)	During 2019 the company consolidated AGT (note 23) which included AGT's foreign currency swap liabilities with a fair value of $53.3 at December 31, 2019.

Disclosure of detailed information about financial instruments
The CPI-linked derivative contracts are summarized as follows:

	December 31, 2019
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value(2)	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency(2)	U.S. dollars(2)
United States	0.0%	2.7	44,775.0	44,775.0	231.35	256.97	277.5	62.0	1.6	0.4	(275.9)
United States	0.5%	4.8	12,600.0	12,600.0	238.30	256.97	39.7	31.5	4.4	3.5	(35.3)
European Union	0.0%	2.2	32,525.0	36,509.3	96.57	105.13	263.6	72.2	0.6	0.2	(263.0)
United Kingdom	0.0%	2.9	1,800.0	2,384.5	243.79	291.90	13.4	56.2	—	—	(13.4)
France	0.0%	3.1	3,150.0	3,535.9	99.27	104.39	20.7	58.5	0.1	0.3	(20.6)
		2.8		99,804.7			614.9		6.7		(608.2)

	December 31, 2018
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	3.7	46,725.0	46,725.0	231.39	251.23	286.7	61.4	8.0	1.7	(278.7)
United States	0.5%	5.8	12,600.0	12,600.0	238.30	251.23	39.4	31.3	15.1	12.0	(24.3)
European Union	0.0%	3.0	41,375.0	47,297.6	96.09	104.10	299.3	63.3	1.5	0.3	(297.8)
United Kingdom	0.0%	3.9	3,300.0	4,202.9	243.82	285.60	22.8	54.2	—	—	(22.8)
France	0.0%	4.1	3,150.0	3,600.9	99.27	103.16	20.7	57.5	0.3	0.8	(20.4)
		3.6		114,426.4			668.9		24.9		(644.0)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2019 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 244.63 (December 31, 2018 - 243.41).

(2)
Excludes European Run-off's contracts with a notional amount of $12,054.3 and a fair value of $0.2 referenced to CPI in the United States, European Union and United Kingdom that were included in assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.

(3)	Expressed as a percentage of the notional amount.